VY Invesco Growth and Income Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			14.93%	12.42%	10.33%
Performance Inception Date		Feb. 22, 2004
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.91%	11.33%	10.53%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.63%	13.09%	11.00%
Performance Inception Date		Apr. 28, 2006
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.91%	11.33%	10.53%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			15.35%	12.82%	10.72%
Performance Inception Date		Oct. 04, 1993
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.91%	11.33%	10.53%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			15.18%	12.65%	10.56%
Performance Inception Date		Sep. 09, 2002
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.91%	11.33%	10.53%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.